Employee Benefit Plans - Summary of Warrant Activity (Details) - Warrants - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of warrants
Outstanding at beginning of period (in shares)	261,681	261,681	261,681
Beginning balance, Outstanding (in shares)	261,681	261,681	261,681	261,681
Granted (in shares)	0	0
Exercised (in shares)	(261,681)	0
Forfeited (in shares)	0	0
Outstanding at end of period (in shares)	0	261,681	261,681	261,681
Weighted-average exercise price
Weighted-average exercise price, beginning balance (in dollars per share)	$ 3.00	$ 3.00	$ 3.00	$ 3.00
Granted (in dollars per share)	0	0
Exercised (in dollars per share)	3.00	0
Forfeited (in dollars per share)	0	0
Weighted-average exercise price, ending balance (in dollars per share)	$ 0	$ 3.00	$ 3.00	$ 3.00